Registration No. 333-111414


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    [ ] Pre-Effective Amendment No. _____ [X] Post-Effective Amendment No. 1

                        (Check appropriate box or boxes)

                Exact name of Registrant as Specified in Charter:

                        GREAT HALL INVESTMENT FUNDS, INC.

                     Address of Principal Executive Offices:
               60 South Sixth Street, Minneapolis, Minnesota 55402
                  Registrant's Telephone Number: (612) 371-7765

                     Name and Address of Agent for Service:
                                  Martin Cramer
               60 South Sixth Street, Minneapolis, Minnesota 55402

                                 With a Copy to:

     Joseph R. Fleming, Esq.                            Laura Moret, Esq.
           Dechert LLP                            Voyageur Asset Management Inc.
200 Clarendon Street, 27th Floor                      90 South Seventh Street,
   Boston, Massachusetts 02116                             Suite 4300
                                                   Minneapolis, Minnesota 55402

                  Approximate Date of Proposed Public Offering:
        It is proposed that this filing become effective immediately upon filing pursuant to Rule 485(b).

         The title of the securities being registered is common shares.

No filing fee is required because an indefinite number of shares of the Registrant have previously been registered on Form N-1A (Registration Nos. 33-41395, 811-6340) pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant's Rule 24f-2 Notice for the fiscal year ended July 31, 2003 was filed on November 25, 2003. Pursuant to Rule 429 under the Securities Act of 1933, this Registration Statement relates to the shares previously registered on the aforesaid Registration Statement on Form N-1A.

This Post-Effective Amendment No. 1 to this Registration Statement on Form N-14 (the "Registration Statement") is being filed for the purpose of filing: (i) the final Agreement and Plan of Reorganization as Exhibit 4.1 to the Registration Statement; and (ii) the final tax opinion as Exhibit 12.1 to the Registration Statement. Parts A and B of the Registration Statement are incorporated by reference into this amendment from the filing with the Securities and Exchange Commission of Parts A and B of the Registration Statement pursuant to Rule 497 on February 9, 2004 (SEC File No. 333-111414).


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                                     PART C

                                OTHER INFORMATION

Item 15.  Indemnification.

          The Articles of Incorporation and Bylaws of the Registrant provide that the Registrant shall indemnify such persons, for such expenses and liabilities, in such manner, under such circumstances, and to the full extent permitted by Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended, provided that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereafter amended. Section 302A.521 of the Minnesota Statutes, as now enacted, provides that a corporation shall indemnify a person made or threatened to be made a party to a proceeding against judgments, penalties, fines, settlements and reasonable expenses, including attorneys' fees and disbursements, incurred by the person in connection with the proceeding, if, with respect to the acts or omissions of the person complained of in the proceeding, the person:
          (a) has not been indemnified by another organization for the same judgments, penalties, fines, settlements and reasonable expenses incurred by the person in connection with the proceeding with respect to the same acts or omissions; (b) acted in good faith; (c) received no improper personal benefit; (d) complied with the Minnesota Statute dealing with directors' conflicts of interest, if applicable; (e) in the case of a criminal proceeding, had no reasonable cause to believe the conduct was unlawful; and (f) reasonably believed that the conduct was in the best interests of the corporation or, in certain circumstances, reasonably believed that the conduct was not opposed to the best interests of the corporation.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

          In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.  Exhibits

(1)       1.1  Articles of Incorporation of Registrant(1)
          1.2 Certificate of Designation for Series A, Class 2 Common Shares, Series B, Class 2 Common Shares and Series C, Class 2 Common Shares(7)

(2)       2.1  Bylaws, as amended through May 16, 2001(7)

(3)            Not applicable.

(4)       4.1  Agreement and Plan of Reorganization of D.L. Babson Money Market
               Fund, Inc. into Great Hall Prime Money Market Fund, of Great Hall Investment Funds, Inc.(12)


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(5)            Not applicable.

(6)       6.1  Investment Advisory Agreement(4)

(7)       7.1  Amended and Restated Distribution Agreement(9)

(8)            Not applicable.

(9)       9.1  Custodian Contract(11)

(10)      10.1 Amended and Restated Rule 12b-1 Plan of Distribution (Reserve
               Shares)(9)
          10.2 Amended and Restated Rule 18f-3 Multiple Class Plan(9)

(11)      11.1 Opinion and Consent of Counsel(11)

(12)      12.1 Opinion and Consent of Dechert LLP regarding tax matters(12)

(13)      13.1 Transfer Agency Agreement with BISYS Fund Services Ohio, Inc.(10)
          13.2 Shareholder Account Services Agreement(7)
          13.3 Fund Accounting Agreement with BISYS Fund Services Ohio, Inc.(10)
          13.4 Administrative Services Agreement (Investor Shares)(8)
          13.5 Amended and Restated Administrative Services Agreement (Reserve Shares)(9)
          13.6 Amended and Restated Expense Limitation Agreement(10)
          13.7 Form of Anti-Money Laundering Program Services Agreement(9)

(14)      14.1 Consent of Independent Auditors(11)
          14.2 Consent of Independent Auditors(11)
          14.3 Consent of Independent Auditors(11)

(15)      Not applicable.

(16)      16.1 Power of Attorney(12)

(17)      17.1 Form of Proxy Card(11)

-----------------

1. Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement filed on or about November 29, 1995.

2. Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement filed on or about December 1, 1996.

3. Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement filed on or about August 1, 1997.

4. Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement filed on or about September 29, 1998.

5. Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement filed on or about November 25, 1998.


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6.   Incorporated by reference to Post-Effective Amendment No. 15 to the
     Registration Statement filed on or about December 1, 2000.

7. Incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement filed on or about June 1, 2001.

8. Incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement filed on or about September 23, 2002.

9. Incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement filed on or about November 27, 2002.

10. Incorporated by reference to Post-Effective Amendments No. 21 and No. 22 to the Registration Statement filed on or about December 1, 2003.

11. Filed as part of the Registrant's Registration Statement on Form N-14 filed with the Commission on December 19, 2003 and incorporated herein by reference.

12.  Filed herewith.


Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CRF 203.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Great Hall Investment Funds, Inc., certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933. Registrant has duly caused this Post Effective Amendment No. 1 to its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Minneapolis, and State of Minnesota, on the 21st day of June, 2004.


GREAT HALL INVESTMENT FUNDS, INC.                By: /s/ Jennifer Lammers
Registrant                                           ---------------------------
                                                     Jennifer Lammers, President


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on June 21, 2004.

Signatures                                                   Signatures

/s/ Jennifer Lammers                         /s/ Christopher Tomas
---------------------------                  ----------------------------
Jennifer Lammers, President                  Christopher Tomas, Treasurer
and Chief Executive Officer                  and Chief Financial Officer

            *                                            *
---------------------------                  ----------------------------
T. Geron Bell, Director                      Lucy Hancock Bode, Director

            *                                            *
---------------------------                  ----------------------------
Leslie H. Gainer, Jr., Director              Ronald James, Director

            *                                            *
---------------------------                  ----------------------------
John A. MacDonald, Director                  H. David Rybolt, Director

            *                                            *
---------------------------                  ----------------------------
James R. Seward, Director                    Jay H. Wein, Director

            *
---------------------------
Michael T. Lee, Director

*By: /s/ Joseph R. Fleming
     ----------------------
     Joseph R. Fleming
     Attorney-in-fact


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                                INDEX OF EXHIBITS


4.1 Agreement and Plan of Reorganization of D.L. Babson Money Market Fund, Inc. into Great Hall Prime Money Market Fund, of Great Hall Investment Funds, Inc.

12.1     Opinion and Consent of Dechert LLP regarding tax matters

16.1     Power of Attorney